Summary of Significant Accounting Policies - Schedule of Intangible Assets are Amortized Using the Straight-Line Method (Details)	Dec. 31, 2024
ERP- Zhituo Software [Member]
Schedule of Intangible Assets are Amortized Using the Straight-Line Method [Line Items]
Useful life	10 years